OPERATING LEASE ASSETS, NET - Schedule of Future Minimum Rental Payments Due to the Company Under Operating Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 1,319,703
2027	475,542
2028	67,391
2029	3,249
Total	$ 1,865,885